STOCK OPTION PLANS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		86 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 155	$ 100	$ 3,135
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	56	41	1,930
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	10	0	130
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 89	$ 59	$ 1,075